Subsequent Events - Additional Information (Detail) (Subsequent Event [Member]) Share data in Millions, unless otherwise specified	1 Months Ended
	Jul. 31, 2013 USD ($) Vessel	Jul. 31, 2013 Exmar LPG BVBA [Member] Vessel	Sep. 30, 2013 Norwegian Kroner Bond Maturing in September 2018 [Member] Teekay LNG [Member] USD ($)	Sep. 30, 2013 Norwegian Kroner Bond Maturing in September 2018 [Member] Teekay LNG [Member] NOK	Jul. 31, 2013 Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] USD ($) Buildings Vessel	Aug. 31, 2013 Awilco LNG ASA [Member] USD ($) m3
Subsequent Event [Line Items]
Number of new building carriers	2	2			2
Construction expenses of LNG building					$ 415,000,000
Expected delivery date of new buildings		2017			2016	Late-2013 or early-2014
Option obtained, maximum number of additional new buildings to be order					5
Issuance of common units in private placement	0.9
Percentage of general partner's capital	2.00%
General partner's capital contribution value	40,800,000
Area of cubic meter to be acquired						155,900
Expected delivery date of vessel						September 2013
Purchase price of vessels						205,000,000
Upfront payment of charter hired by Awilco						50,000,000
Aggregate principal amount of bonds			$ 150,000,000	900,000,000
Senior unsecured bond maturity date			Sep. 30, 2018	Sep. 30, 2018
Fixed interest rates based on interest rate and cross currency swaps			6.43%	6.43%